Write-down and Sale of Vessels	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Write-down and Sale of Vessels	Write-down of Vessels

a)The Partnership recorded a write-down on the European Spirit Suezmax tanker of $3.0 million for the six months ended June 30, 2018 in the Partnership's consolidated statements of income (loss). On December 6, 2018 the European Spirit Suezmax tanker was sold for net proceeds of $15.7 million. The Partnership used the net proceeds from the sale primarily to repay its existing term loan associated with the vessel.

b)The Partnership recorded a write-down on the African Spirit Suezmax tanker of $2.7 million for the six months ended June 30, 2018 in the Partnership's consolidated statements of income (loss). On October 9, 2018 the African Spirit Suezmax tanker was sold for net proceeds of $12.8 million. The Partnership used the net proceeds from the sale primarily to repay its existing term loan associated with the vessel.

c)In March 2018, the carrying value of the Alexander Spirit conventional tanker was written down to its estimated fair value, using an appraised value, as a result of changes in the Partnership's expectations of the vessel's future opportunities once its current charter contract ends in 2019. The impairment charge of $13.0 million is included in write-down of vessels for the six months ended June 30, 2018 in the Partnership's consolidated statements of income (loss). The Partnership commenced marketing the vessel for sale in 2019 and it is presented as held for sale in the Partnership's consolidated balance sheets as at June 30, 2019.

d)In June 2018, the carrying value for four of the Partnership's seven wholly-owned multi-gas carriers (the Napa Spirit, Pan Spirit, Camilla Spirit and Cathinka Spirit), were written down to their estimated fair values, using appraised values, as a result of the Partnership's evaluation of alternative strategies for these assets, the current charter rate environment and the outlook for charter rates for these vessels at that time. The total impairment charge of $33.0 million is included in write-down of vessels for the three and six months ended June 30, 2018 in the Partnership's consolidated statements of income (loss).